Grandeur Peak Global Micro Cap Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.99%
Australia — 9.18%
Atturra, Ltd.(a)	765,242	$407,595
EQT Holdings Ltd.(a)	14,824	267,892
Fiducian Group Ltd.(a)	208,133	836,762
Imdex Ltd.(a)	178,344	196,744
Kogan.com Ltd.(a)	329,412	1,233,869
Megaport Ltd.(a)	33,940	277,120
PeopleIN Ltd.(a)	292,940	232,840
Silk Logistics Holdings Ltd.(a)	294,436	353,439
Whispir Ltd.(a)	909,737	325,226
		4,131,487
Belgium — 0.73%
X-Fab Silicon Foundries SE(a)(b)(c)	34,079	327,460

Brazil — 0.62%
Locaweb Servicos de Internet SA(a)	107,000	117,701
Vinci Partners Invest Ltd.(a)	15,260	160,535
		278,236
Canada — 0.68%
BioSyent, Inc.(a)(b)	48,100	304,141

China — 0.96%
Chaoju Eye Care Holdings Ltd.(a)	380,000	178,653
TK Group Holdings Ltd.(a)	1,462,600	252,328
		430,981
Finland — 0.39%
Revenio Group Oyj(a)	6,394	175,516

France — 3.34%
Aubay SA(a)	3,600	159,819
Esker SA(a)	991	166,387
Neurones SA(a)	8,295	406,116
Thermador Groupe(a)	4,607	427,597
Wavestone(a)	5,180	343,090
		1,503,009
Germany — 1.74%
Friedrich Vorwerrk Group SE(a)	5,285	89,794
Mensch und Maschine Software SE(a)	5,555	305,510
Nexus AG(a)	6,251	389,469
		784,773
Greece — 1.87%
Kri-Kri Milk Industry SA(a)	42,365	451,345
Sarantis SA(a)	40,988	388,843
		840,188
Hong Kong — 0.79%
Plover Bay Technologies Ltd.(a)(c)	1,383,600	354,182

India — 5.87%
Cera Sanitaryware Ltd.(a)	3,942	391,444
Gulf Oil Lubricants India Ltd.	98,696	946,748
Indigo Paints Ltd(a)	24,458	424,961
Metropolis Healthcare Ltd.(a)(b)(c)	11,642	228,799
SJS Enterprises Ltd.(a)	46,977	340,039
	Shares	Fair Value
COMMON STOCKS — 98.99% (continued)
India — 5.87% (continued)
Vaibhav Global Ltd.(a)	51,651	$308,178
		2,640,169
Indonesia — 1.28%
Ace Hardware Indonesia Tbk P.T.(a)	2,496,000	134,373
Arwana Citramulia Tbk PT(a)	3,364,400	146,047
Selamat Sempurna Tbk PT(a)	2,309,700	295,665
		576,085
Ireland — 0.61%
Uniphar PLC(a)	90,411	274,506

Japan — 25.22%
Beenos, Inc.(a)	97,100	984,490
Bengo4.com, Inc.(a)	7,300	197,100
Carenet, Inc. NPV(a)	24,500	134,099
Central Automotive Products Ltd.(a)	12,400	409,300
Charm Care Corporation KK(a)	70,600	569,762
Creema Ltd.(a)	49,200	103,300
CrowdWorks, Inc.(a)	29,000	255,210
Cyber Security Cloud, Inc.(a)	21,800	364,054
eGuarantee, Inc.(a)	26,000	338,897
eWeLL Co., Ltd.(a)	15,000	185,383
F&M Co., Ltd.(a)	16,300	212,494
FP Partner, Inc.(a)	4,900	203,842
GENOVA, Inc.(a)	19,100	218,207
Hennge KK(a)	45,800	389,624
Insource Co Ltd(a)	28,000	158,284
Integral Corporation(a)	13,400	261,311
M&A Capital Partners Company Ltd.(a)	31,000	477,464
MarkLines Co., Ltd.	23,000	469,644
Open Door, Inc.(a)	11,300	65,714
Oro Co., Ltd.(a)	51,000	1,007,134
Plus Alpha Consulting(a)	11,900	207,412
Prestige International, Inc.(a)	50,000	205,321
Sun*, Inc.(a)	112,400	735,573
Synchro Food Co., Ltd.(a)	53,100	232,134
System Support, Inc.(a)	44,200	588,918
Syuppin Company, Ltd.(a)	70,800	499,087
ULS Group, Inc.(a)	29,800	827,564
User Local, Inc.(a)	9,000	124,057
WDB coco Co., Ltd.(a)	5,000	155,724
Yakuodo Holdings Co., Ltd.(a)	31,200	547,811
YMIRLINK, Inc.(a)	26,600	225,612
		11,354,526
Luxembourg — 0.68%
Sword Group(a)	7,482	305,786

Norway — 1.39%
Bouvet ASA(a)	38,828	227,810
SmartCraft ASA(a)	166,002	397,979
		625,789

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.99% (continued)
Oman — 0.58%
Tethys Oil AB(a)	65,711	$258,922

Philippines — 0.91%
AllHome Corporation 144A(a)	3,701,098	74,827
Pryce Corporation(a)	3,545,900	333,650
		408,477
Poland — 1.63%
Auto Partner SA	77,576	497,393
Shoper Spolka Akcyjna(a)	30,600	232,339
		729,732

Singapore — 1.38%
Riverstone Holdings Ltd.	1,194,125	621,262

South Korea — 1.24%
Douzone Bizon Co., Ltd(a)	6,780	242,712
Hyundai Ezwel Co., Ltd.(a)	25,910	110,386
MegaStudyEdu Co., Ltd.(a)	4,572	205,539
		558,637
Sweden — 6.82%
BoneSupport Holding AB(a)	13,900	275,210
Knowit AB	31,682	426,068
RVRC Holding AB(a)	65,929	401,100
Sdiptech AB(a)	14,961	371,332
Swedencare AB	206,276	1,225,555
Teqnion AB(a)	10,963	236,579
Vitec Software Group(a)	2,401	133,372
		3,069,216
Taiwan — 3.81%
Acer E-Enabling Service Business, Inc.(a)	19,000	174,206
FineTek Co. Ltd.(a)	80,204	241,361
Gem Services, Inc.(a)	107,000	225,220
M3 Technology, Inc.(a)	53,000	299,718
Sporton International, Inc.(a)	76,699	567,777
Wistron Information Technology and Services Corporation(a)	47,477	207,351
		1,715,633
Thailand — 0.91%
Humanica PCL(a)	1,280,000	410,151

United Kingdom — 12.34%
AB Dynamics PLC(a)	19,430	437,075
Advanced Medical Solutions Group plc(a)	88,727	235,572
CVS Group plc	5,800	124,075
EKF Diagnostics Holdings PLC(a)	400,873	153,426
Elixirr International PLC(a)	93,105	628,314
Foresight Group Holdings Ltd.(a)	65,739	379,070
Franchise Brands PLC(a)	133,559	272,511
FRP Advisory Group PLC(a)	325,991	522,751
Impax Asset Management Group plc(a)	75,916	521,943
JTC plc(a)(b)(c)	38,251	384,503
Marlowe PLC(a)	47,353	225,042
Pensionbee Group PLC(a)	256,812	315,847
SDI Group PLC(a)	225,400	183,960
Victorian Plumbing Group PLC(a)	201,264	225,705
Volution Group PLC(a)	136,926	749,665
	Shares	Fair Value
COMMON STOCKS — 98.99% (continued)
United Kingdom — 12.34% (continued)
XPS Pensions Group PLC(a)(c)	73,829	$193,679
		5,553,138
United States — 14.02%
Barrett Business Services, Inc.	7,561	848,873
Bowman Consulting Group Ltd.(a)	21,236	667,023
Esquire Financial Holdings, Inc.(a)	5,687	283,554
Figs, Inc.(a)	73,388	422,715
Frontage Holdings Corporation(a)(b)(c)	856,200	176,087
Global Industrial Co.(a)	15,340	652,410
Hackett Group, Inc. (The)	33,010	763,191
Joint Corporation (The)(a)	49,615	484,242
LeMaitre Vascular, Inc.	3,305	191,822
MaxCyte, Inc.(a)	30,726	156,395
Pennant Group, Inc. (The)(a)	48,425	726,860
Perella Weinberg Partners LP	35,540	417,595
Plumas Bancorp(a)	6,666	235,176
Treace Medical Concepts, Inc.(a)	21,204	285,830
		6,311,773
Total Common Stocks (Cost $40,708,361)		44,543,775

Total Investments — 98.99%
(Cost $40,708,361)		44,543,775

Other Assets in Excess of Liabilities — 1.01%		452,366

NET ASSETS — 100.00%		$44,996,141

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, these securities had a total aggregate market value of $1,420,990, representing 3.16% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2024, the aggregate market value of these securities was $1,664,710, representing 3.70% of net assets.

Sector Composition (January 31, 2024)
Technology	25.4%
Consumer Discretionary	19.4%
Industrials	18.2%
Health Care	12.1%
Financials	11.4%
Communications	4.4%
Materials	3.5%
Consumer Staples	3.1%
Energy	0.8%
Utilities	0.7%
Other Assets in Excess of Liabilities	1.0%
Total	100%

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

Industry Composition (January 31, 2024)
It Services	10.4%
Professional Services	8.8%
Application Software	7.9%
Online Marketplace	5.2%
Internet Media & Services	3.9%
Auto Parts	3.5%
Health Care Services	3.5%
Infrastructure Software	3.2%
Specialty Chemicals	3.1%
Private Equity	2.8%
Other Spec Retail - Discr	2.7%
Investment Management	2.6%
Health Care Supplies	2.5%
Health Care Facilities	2.3%
Wealth Management	2.0%
Industrial Wholesale & Rental	2.0%
Other Commercial Support Services	1.9%
Apparel, Footwear & Acc Design	1.8%
Home Products Stores	1.7%
Comml & Res Bldg Equipment & Sys	1.7%
Specialty Online Retailers	1.6%
Engineering Services	1.5%
Specialty & Generic Pharma	1.3%
Specialty Technology Hardware	1.2%
Food & Drug Stores	1.2%
Banks	1.2%
Packaged Food	1.0%
Other Industries (each less than 1%)	16.5%
Other Assets in Excess of Liabilities	1.0%
Total	100%